UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period
from December 27, 2007 to Janaury 28, 2008

Commission File Number of issuing entity: 333-145220-01

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)
(Exact name of issuing entity as specified in its charter)

DELAWARE	NOT APPLICABLE
(State or other jurisdiction	(I.R.S. Employer Identification
of incorporation or organization	No. of issuing entity)
of issuing entity)

Commission File Number of issuing entity: 333-145220-02

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)
(Exact name of issuing entity as specified in its charter)

NEW YORK	NOT APPLICABLE
(State or other jurisdiction	(I.R.S. Employer Identification
of incorporation or organization	No. of issuing entity)
of issuing entity)

Commission File Number
of sponsor and depositor:
333-145220

CITIBANK (SOUTH DAKOTA),
NATIONAL ASSOCIATION
(Exact name of sponsor and
depositor as
specified in its charter)

46-0358360
(I.R.S. Employer
Identification No.)

c/o CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
701 EAST 60TH STREET, NORTH, MAIL CODE 1251
SIOUX FALLS, SOUTH DAKOTA	57117
(Address of principal executive	(Zip Code)
offices of issuing entities)

(605) 331-2626

(Telephone number, including area code)

NOT APPLICABLE

(Former name, former address, if changed since last report)

Registered / reporting pursuant to
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Citiseries, Class A notes			[X]
Citiseries, Class B notes			[X]
Citiseries, Class C notes			[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        The information required by Item 1121 of Regulation AB is provided in the report attached hereto as Exhibit 99. This report is the monthly report of Citibank Credit Card Issuance Trust containing information regarding the notes of the Citiseries, the master trust’s assets and the collateral certificate for the due period ending January 28, 2008 and the related payment dates for the notes delivered pursuant to Section 907 of the Indenture.

        The issuance trust has issued Class A notes, Class B notes and Class C notes of the Citiseries pursuant to an Indenture between the issuance trust and Deutsche Bank Trust Company Americas, as trustee. Principal payments on Class B notes of the Citiseries are subordinated to payments on Class A notes of that series, and principal payments on Class C notes of the Citiseries are subordinated to payments on Class A and Class B notes of that series.

        The issuance trust’s primary asset – and its primary source of funds for the payment of principal of and interest on the notes – is a collateral certificate issued by Citibank Credit Card Master Trust I to the issuance trust. The collateral certificate represents an undivided interest in the assets of the master trust. The master trust assets consist primarily of credit card receivables arising in a portfolio of revolving credit card accounts.

        For the definitions or descriptions of certain terms used in the attached report, as well as a description of the allocation and payment priorities and subordination provisions applicable to the notes of the Citiseries, see the Prospectus included in the issuance trust’s Registration Statement on Form S-3 (File No. 333-145220), as amended or supplemented to the date hereof.

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

On January 10, 2008 the issuance trust issued and sold to Citibank (South Dakota), National Association a tranche of Notes of the Citiseries entitled Floating Rate Class 2008-C1 Notes of January 2009 (Legal Maturity Date January 2011) in the principal amount of $565,000,000. The sale of the Class 2008-C1 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(2) thereof.
Information about other sale(s) of securities by the issuance trust during the period covered by this report has been previously reported in a prospectus forming a part of the registration statement (Commission File No. 333-145220) filed by the issuance trust.

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending January 28, 2008 and the related Payment Dates for the Notes

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION, as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I
Date: February 15, 2008	By: /s/ Douglas C. Morrison Douglas C. Morrison Vice President